Income Taxes (Details 4) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Loss before taxes, as reported in the consolidated statements of operations					$ (21,680)	$ (24,598)	$ (32,500)
Statutory tax rate					23.00%	24.00%	25.00%
Theoretical tax benefits on the above amount at the Israeli statutory tax rate					$ (4,986)	$ (5,904)	$ (8,125)
Income tax at rate other than the Israeli statutory tax rate					5	17	10
Non-deductible expenses including equity based compensation expenses and other					631	878	857
Operating losses and other temporary differences for which valuation allowance was provided					4,737	4,966	7,281
Other					(392)	162	(20)
Actual tax expense	$ (2)	$ 5	$ 4	$ 4	$ (5)	$ 119	$ 3